Goodwill and Intangible Assets Changes in Goodwill (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Roll Forward]
Goodwill, beginning balance			$ 342.7	$ 285.3
Acquisitions			97.8	56.4	285.3
Goodwill, Period Increase				57.4
Impairments	(384.1)		(440.5)	0	0
Goodwill, ending balance	0		0	342.7	285.3
Solar Energy [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance			286.3	285.3
Acquisitions			97.8
Goodwill, Purchase Accounting Adjustments				1.0
Impairments	(384.1)		(384.1)	0	0
Goodwill, ending balance	0		0	286.3	285.3
Solar Materials [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance			56.4	0
Acquisitions			0	56.4
Impairments	0	(56.4)	(56.4)	0	0
Goodwill, ending balance	$ 0		$ 0	$ 56.4	$ 0